Property and Equipment (Table)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Property and Equipment
Property and Equipment

	As of
	September 30,	December 31,
	2014	2013
	(unaudited)	(audited)
Computer equipment	$214,811	$208,593
Data center equipment	444,906	405,057
Purchased software	570,860	570,860
Furniture and fixtures	63,890	59,890
Leasehold improvements	58,024	53,465
Total property and equipment	1,352,491	1,297,865
Less: accumulated depreciation	(1,112,513)	(944,445)
Net property and equipment	$239,978	$353,420

	2013	2012

Computer equipment	$208,593	$211,539
Data center equipment	405,057	325,075
Purchased software	570,860	568,170
Furniture and fixtures	59,890	59,236
Leasehold improvements	53,465	53,465
Total property and equipment	1,297,865	1,217,485
Less: accumulated depreciation	(944,445)	(598,562)
Net property and equipment	$353,420	$618,923